JPMorgan Inflation Managed Bond ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 33.5%
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2025 (a)	10,552,536	10,400,157
0.13%, 4/15/2026 (a)	17,872,041	17,416,321
1.75%, 1/15/2034	49,736,622	48,918,590
U.S. Treasury Notes
0.75%, 3/31/2026	81,020,000	77,342,452
4.88%, 10/31/2028	68,185,000	70,022,798
Total U.S. Treasury Obligations (Cost $223,794,307)		224,100,318
Corporate Bonds — 26.8%
Aerospace & Defense — 0.8%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (b)	400,000	374,196
Boeing Co. (The)
2.75%, 2/1/2026	782,000	760,677
3.10%, 5/1/2026	931,000	903,917
6.39%, 5/1/2031 (b)	414,000	436,084
6.53%, 5/1/2034 (b)	88,000	93,570
L3Harris Technologies, Inc. 3.85%, 12/15/2026	425,000	418,370
Leidos, Inc. 2.30%, 2/15/2031	767,000	657,300
RTX Corp. 5.75%, 1/15/2029	1,600,000	1,667,735
		5,311,849
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	222,000	187,365
Automobiles — 0.4%
Hyundai Capital America
3.00%, 2/10/2027 (b)	903,000	869,133
2.38%, 10/15/2027 (b)	919,000	859,277
1.80%, 1/10/2028 (b)	100,000	91,278
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	678,000	563,346
		2,383,034
Banks — 8.1%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	900,000	818,048
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	264,000	278,466
(SOFR + 1.91%), 5.87%, 3/28/2035 (b) (c)	200,000	204,617
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	1,550,000	1,535,751
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	188,733
2.75%, 12/3/2030	1,600,000	1,380,981
Bank of America Corp.
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	21,000	20,602
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	178,000	171,046
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	937,000	919,180
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,147,000	1,160,796
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	2,827,000	2,412,183
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	1,707,000	1,753,502
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	1,725,000	1,637,018
Bank of Montreal (Canada)
2.65%, 3/8/2027	40,000	38,456
(SOFR + 1.25%), 4.64%, 9/10/2030 (c)	422,000	418,679

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	899,000	921,491
(SOFR + 1.74%), 5.69%, 3/12/2030 (c)	400,000	408,202
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	300,000	316,130
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	500,000	492,557
(SOFR + 1.23%), 2.59%, 1/20/2028 (b) (c)	300,000	285,891
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	750,000	753,356
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (c)	1,214,000	1,147,500
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	1,194,000	994,452
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	1,056,000	1,011,552
4.45%, 9/29/2027	472,000	466,947
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	90,000	88,342
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	1,300,000	1,123,540
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	450,000	395,203
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (b) (c)	750,000	708,502
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (b) (c)	250,000	255,744
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	1,500,000	1,474,672
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	800,000	811,094
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	407,000	416,845
Discover Bank 3.45%, 7/27/2026	447,000	436,603
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	1,000,000	929,740
Fifth Third Bancorp
3.95%, 3/14/2028	600,000	584,527
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	66,000	67,866
Fifth Third Bank NA 2.25%, 2/1/2027	250,000	238,019
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	1,250,000	1,243,893
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	300,000	277,251
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,040,000	993,696
(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	1,141,000	1,016,627
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	500,000	505,721
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	880,000	843,192
KeyBank NA 3.30%, 6/1/2025	250,000	247,719
KeyCorp (SOFRINDX + 1.25%), 5.83%, 5/23/2025 (c)	184,000	184,356
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	1,350,000	1,343,683
3.75%, 1/11/2027	469,000	459,447
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	600,000	570,812
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.38%, 5/26/2030 (c)	1,950,000	1,990,290
National Bank of Canada (Canada) 5.60%, 12/18/2028	400,000	411,837
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	286,000	272,106
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	320,000	329,098

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (c)	573,000	572,803
(SOFR + 1.34%), 5.30%, 1/21/2028 (c)	340,000	343,934
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	1,200,000	1,170,012
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	200,000	203,175
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	750,000	781,390
Societe Generale SA (France)
2.63%, 1/22/2025 (b)	700,000	697,630
4.25%, 4/14/2025 (b)	400,000	397,558
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	1,937,000	1,839,426
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (b) (c)	1,000,000	995,200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (b) (c)	630,000	648,273
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.90%, 9/17/2028	1,500,000	1,353,864
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	40,000	39,249
Truist Bank 3.30%, 5/15/2026	1,000,000	978,724
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	275,000	295,932
(SOFR + 1.62%), 5.44%, 1/24/2030 (c)	500,000	508,697
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	835,000	797,379
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	600,000	601,553
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	125,000	127,428
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	127,000	131,538
Wachovia Corp. 7.57%, 8/1/2026 (e)	366,000	380,464
Wells Fargo & Co.
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	700,000	660,338
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	2,256,000	2,287,360
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	637,000	582,004
		54,350,492
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	1,000,000	937,514
5.05%, 3/15/2034	245,000	248,113
Amgen, Inc. 5.25%, 3/2/2030	200,000	204,478
Gilead Sciences, Inc. 3.50%, 2/1/2025	35,000	34,915
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	481,000	404,512
		1,829,532
Broadline Retail — 0.0% ^
eBay, Inc. 2.60%, 5/10/2031	50,000	43,824
Capital Markets — 2.0%
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	362,000	359,684
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	190,000	196,194
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	850,000	807,653
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	1,126,000	975,111
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	237,000	235,809
3.50%, 11/16/2026	1,185,000	1,158,218

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	512,000	430,322
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	2,050,000	1,781,396
Macquarie Group Ltd. (Australia)
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (b) (c)	200,000	200,357
(SOFR + 2.30%), 6.26%, 12/7/2034 (b) (c)	300,000	321,743
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	40,000	39,568
4.35%, 9/8/2026	1,163,000	1,154,444
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,540,000	2,571,981
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	110,000	91,541
Nasdaq, Inc. 5.55%, 2/15/2034	138,000	142,353
Nomura Holdings, Inc. (Japan)
2.33%, 1/22/2027	1,000,000	947,784
2.68%, 7/16/2030	753,000	662,920
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	250,000	246,401
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	900,000	861,914
		13,185,393
Chemicals — 0.2%
Albemarle Corp. 5.05%, 6/1/2032	540,000	526,639
RPM International, Inc. 2.95%, 1/15/2032	438,000	387,032
Westlake Corp. 3.60%, 8/15/2026	400,000	392,283
		1,305,954
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35%, 1/15/2032	446,000	376,701
5.25%, 8/9/2034	188,000	188,097
		564,798
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	40,000	35,841
Consumer Finance — 2.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,554,000	1,485,497
3.00%, 10/29/2028	1,835,000	1,713,520
American Express Co.
(SOFR + 1.33%), 6.34%, 10/30/2026 (c)	490,000	496,918
(SOFR + 0.93%), 5.04%, 7/26/2028 (c)	125,000	125,941
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (b)	692,000	667,953
4.25%, 4/15/2026 (b)	832,000	820,052
4.38%, 5/1/2026 (b)	1,063,000	1,039,922
2.53%, 11/18/2027 (b)	4,543,000	4,221,310
Capital One Financial Corp.
(SOFR + 1.56%), 5.46%, 7/26/2030 (c)	500,000	506,850
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	709,000	599,270
General Motors Financial Co., Inc.
4.90%, 10/6/2029	525,000	522,934
2.35%, 1/8/2031	1,590,000	1,354,828
5.95%, 4/4/2034	139,000	143,286

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 3/26/2029 (b)	37,000	38,261
5.15%, 3/17/2030 (b)	135,000	133,044
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	200,000	206,469
		14,076,055
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The) 5.00%, 9/15/2034	285,000	283,310
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	453,000	430,568
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035 (b)	237,000	241,748
Sonoco Products Co. 5.00%, 9/1/2034	108,000	105,401
WRKCo, Inc. 4.90%, 3/15/2029	150,000	150,189
		927,906
Diversified REITs — 0.3%
Safehold GL Holdings LLC 2.80%, 6/15/2031	682,000	588,047
Simon Property Group LP 2.45%, 9/13/2029	200,000	181,399
WP Carey, Inc.
2.40%, 2/1/2031	800,000	690,188
2.25%, 4/1/2033	893,000	721,348
		2,180,982
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 1.65%, 2/1/2028	1,081,000	986,777
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (b)	1,100,000	969,277
Sprint Capital Corp. 6.88%, 11/15/2028	155,000	166,410
Verizon Communications, Inc.
1.68%, 10/30/2030	1,070,000	898,904
4.78%, 2/15/2035 (b)	770,000	750,787
		3,772,155
Electric Utilities — 1.8%
Alabama Power Co. 5.85%, 11/15/2033	500,000	532,037
American Electric Power Co., Inc. 5.63%, 3/1/2033	100,000	103,340
Atlantic City Electric Co. 4.00%, 10/15/2028	20,000	19,605
Baltimore Gas and Electric Co. 5.30%, 6/1/2034	450,000	461,423
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	310,000	299,989
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	386,000	368,824
4.55%, 11/15/2030 (b)	290,000	283,654
Connecticut Light and Power Co. (The) Series A, 3.20%, 3/15/2027	20,000	19,444
DTE Electric Co. 3.38%, 3/1/2025	100,000	99,620
Duke Energy Carolinas LLC 6.45%, 10/15/2032	50,000	54,799
Duke Energy Corp. 5.45%, 6/15/2034	550,000	563,710
Duke Energy Indiana LLC 5.25%, 3/1/2034	550,000	563,904
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	73,000	74,871
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	421,000	366,292
2.78%, 1/7/2032 (b)	554,000	470,485
Entergy Louisiana LLC 1.60%, 12/15/2030	100,000	83,369
Evergy, Inc. 2.90%, 9/15/2029	418,000	384,407
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	864,000	831,800
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	256,000	244,341

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Fortis, Inc. (Canada) 3.06%, 10/4/2026	821,000	795,320
Interstate Power and Light Co.
4.10%, 9/26/2028	30,000	29,419
4.95%, 9/30/2034	142,000	140,838
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	251,000	227,157
Kentucky Utilities Co. 3.30%, 10/1/2025	200,000	197,842
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	200,000	175,576
Niagara Mohawk Power Corp. 1.96%, 6/27/2030 (b)	500,000	428,332
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	805,000	747,408
Pacific Gas and Electric Co.
2.95%, 3/1/2026	458,000	447,268
4.55%, 7/1/2030	778,999	761,871
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	848,000	814,124
Potomac Electric Power Co. 5.20%, 3/15/2034	172,000	175,306
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	285,000	216,476
Southern Co. (The) 5.70%, 3/15/2034	207,000	216,891
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	10,000	9,788
Tampa Electric Co. 4.90%, 3/1/2029	274,000	276,324
Virginia Electric and Power Co. Series A, 3.50%, 3/15/2027	210,000	205,107
Vistra Operations Co. LLC 5.70%, 12/30/2034 (b) (f)	140,000	142,088
Wisconsin Electric Power Co. 3.10%, 6/1/2025	400,000	396,947
		12,229,996
Electrical Equipment — 0.0% ^
Eaton Corp. 3.10%, 9/15/2027	50,000	48,332
Energy Equipment & Services — 0.0% ^
Halliburton Co. 2.92%, 3/1/2030	200,000	182,542
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	39,000	38,173
		220,715
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	314,000	323,626
Financial Services — 0.6%
Corebridge Financial, Inc. 3.65%, 4/5/2027	300,000	292,632
Fiserv, Inc. 5.35%, 3/15/2031	850,000	875,853
Global Payments, Inc.
2.15%, 1/15/2027	901,000	855,209
3.20%, 8/15/2029	200,000	185,234
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	890,000	816,130
Nationwide Building Society (United Kingdom)
4.85%, 7/27/2027 (b)	300,000	301,278
5.13%, 7/29/2029 (b)	445,000	449,612
		3,775,948
Food Products — 0.3%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (b)	500,000	516,030
Bunge Ltd. Finance Corp. 4.20%, 9/17/2029	550,000	539,299
General Mills, Inc. 4.95%, 3/29/2033	151,000	150,606
J M Smucker Co. (The) 6.20%, 11/15/2033	264,000	283,559
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89,000	88,523
The Campbell's Co. 5.40%, 3/21/2034	164,000	166,963
		1,744,980

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — 0.0% ^
ONE Gas, Inc. 2.00%, 5/15/2030	248,000	216,983
Ground Transportation — 0.5%
Canadian Pacific Railway Co. (Canada) 2.05%, 3/5/2030	200,000	175,688
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (b)	219,000	221,548
5.55%, 5/1/2028 (b)	1,218,000	1,244,947
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	637,000	607,985
3.25%, 3/15/2032	1,108,000	954,154
Uber Technologies, Inc. 4.80%, 9/15/2034	134,000	131,172
		3,335,494
Health Care Providers & Services — 0.5%
CommonSpirit Health
3.35%, 10/1/2029	455,000	427,491
2.78%, 10/1/2030	171,000	153,386
CVS Health Corp. 1.88%, 2/28/2031	581,000	477,705
HCA, Inc.
4.13%, 6/15/2029	764,000	737,523
2.38%, 7/15/2031	700,000	590,875
Humana, Inc. 3.95%, 3/15/2027	292,000	287,059
Quest Diagnostics, Inc.
3.45%, 6/1/2026	300,000	294,249
2.95%, 6/30/2030	93,000	84,582
2.80%, 6/30/2031	287,000	253,843
		3,306,713
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	883,000	805,246
DOC DR LLC 2.63%, 11/1/2031	409,000	352,830
Healthcare Realty Holdings LP
3.10%, 2/15/2030	469,000	425,065
2.00%, 3/15/2031	429,000	356,014
Healthpeak OP LLC 2.13%, 12/1/2028	470,000	426,315
Sabra Health Care LP 3.20%, 12/1/2031	1,040,000	910,449
Ventas Realty LP
3.50%, 2/1/2025	110,000	109,652
4.13%, 1/15/2026	45,000	44,652
3.25%, 10/15/2026	529,000	514,018
Welltower OP LLC 2.75%, 1/15/2032	904,000	786,241
		4,730,482
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	1,255,000	1,168,370
Industrial REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	163,000	156,238
Prologis LP 4.75%, 6/15/2033	707,000	701,091
		857,329
Insurance — 0.8%
Aon North America, Inc. 5.45%, 3/1/2034	800,000	821,872
Athene Global Funding 2.72%, 1/7/2029 (b)	1,054,000	963,813

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
CNO Global Funding
1.75%, 10/7/2026 (b)	681,000	642,433
2.65%, 1/6/2029 (b)	200,000	182,020
F&G Global Funding 2.30%, 4/11/2027 (b)	1,004,000	941,617
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	400,000	361,673
Guardian Life Global Funding 0.88%, 12/10/2025 (b)	512,000	493,121
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	389,000	386,939
Principal Financial Group, Inc.
3.10%, 11/15/2026	20,000	19,418
3.70%, 5/15/2029	30,000	28,827
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	650,000	662,950
		5,504,683
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 4.55%, 8/15/2031	500,000	499,248
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	592,000	562,425
Media — 0.5%
Charter Communications Operating LLC 4.91%, 7/23/2025	372,000	371,801
Comcast Corp. 4.15%, 10/15/2028	1,444,000	1,423,358
Discovery Communications LLC 3.95%, 3/20/2028	1,452,000	1,388,599
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	346,000	397,283
		3,581,041
Metals & Mining — 0.2%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	260,000	228,350
2.85%, 4/27/2031 (b)	650,000	572,873
Steel Dynamics, Inc.
1.65%, 10/15/2027	324,000	298,170
5.38%, 8/15/2034	100,000	101,678
		1,201,071
Multi-Utilities — 0.4%
Ameren Corp. 5.00%, 1/15/2029	650,000	655,967
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288,000	274,593
CMS Energy Corp. 2.95%, 2/15/2027	170,000	163,121
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	10,000	9,749
Consumers Energy Co. 4.63%, 5/15/2033	300,000	296,739
NiSource, Inc. 5.25%, 3/30/2028	366,000	372,492
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	182,768
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	300,000	253,422
Puget Energy, Inc. 2.38%, 6/15/2028	234,000	214,752
		2,423,603
Office REITs — 0.2%
COPT Defense Properties LP 2.00%, 1/15/2029	457,000	404,042
Kilroy Realty LP 2.65%, 11/15/2033	1,092,000	858,679
		1,262,721
Oil, Gas & Consumable Fuels — 1.6%
APA Infrastructure Ltd. (Australia)
4.25%, 7/15/2027 (b)	624,000	615,790
5.13%, 9/16/2034 (b)	240,000	235,921

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America, Inc. 2.72%, 1/12/2032	100,000	87,312
Cameron LNG LLC 2.90%, 7/15/2031 (b)	146,000	129,258
Cheniere Energy, Inc. 5.65%, 4/15/2034	300,000	307,193
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	190,000	187,633
5.68%, 1/15/2034 (b)	84,000	85,003
Coterra Energy, Inc. 3.90%, 5/15/2027	724,000	709,003
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	799,000	828,861
Energy Transfer LP
5.95%, 12/1/2025	446,000	449,492
5.25%, 7/1/2029	162,000	164,403
Enterprise Products Operating LLC 3.95%, 2/15/2027	392,000	387,154
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	1,530,000	1,331,608
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	312,000	305,464
3.45%, 10/15/2027 (b)	637,000	607,803
HF Sinclair Corp. 5.88%, 4/1/2026	600,000	605,276
MPLX LP
4.13%, 3/1/2027	458,000	452,399
4.25%, 12/1/2027	118,000	116,498
2.65%, 8/15/2030	300,000	266,095
5.00%, 3/1/2033	350,000	343,767
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	471,000	412,768
Occidental Petroleum Corp. 5.38%, 1/1/2032	117,000	116,401
ONEOK, Inc. 4.75%, 10/15/2031	414,000	408,224
Ovintiv, Inc. 5.38%, 1/1/2026	420,000	421,189
Plains All American Pipeline LP 3.55%, 12/15/2029	300,000	282,130
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	550,000	539,720
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	216,000	228,607
Targa Resources Partners LP 4.00%, 1/15/2032	253,000	234,317
		10,859,289
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	30,000	28,561
5.20%, 2/22/2034	787,000	805,653
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	600,000	523,430
		1,357,644
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (b)	519,000	504,443
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	325,000	318,050
		822,493
Residential REITs — 0.4%
Essex Portfolio LP 1.65%, 1/15/2031	679,000	560,918
Mid-America Apartments LP 1.70%, 2/15/2031	487,000	408,331
UDR, Inc.
3.50%, 1/15/2028	100,000	96,006
3.20%, 1/15/2030	260,000	240,705
2.10%, 8/1/2032	266,000	216,574
2.10%, 6/15/2033	1,150,000	908,774
		2,431,308

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — 0.5%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	375,000	374,013
2.25%, 4/1/2028	186,000	170,762
2.50%, 8/16/2031	440,000	375,932
NNN REIT, Inc.
3.60%, 12/15/2026	247,000	241,829
4.30%, 10/15/2028	870,000	857,058
Realty Income Corp. 4.13%, 10/15/2026	200,000	198,054
Regency Centers LP
2.95%, 9/15/2029	300,000	278,002
3.70%, 6/15/2030	350,000	331,668
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	350,000	348,706
		3,176,024
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc.
4.11%, 9/15/2028	792,000	777,625
5.05%, 7/12/2029	304,000	307,423
5.15%, 11/15/2031	108,000	109,694
3.14%, 11/15/2035 (b)	200,000	166,375
KLA Corp.
4.65%, 7/15/2032	62,000	61,883
4.70%, 2/1/2034	112,000	111,104
Marvell Technology, Inc. 2.95%, 4/15/2031	422,000	375,618
NXP BV (China) 2.50%, 5/11/2031	1,058,000	912,726
		2,822,448
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	124,000	121,749
Oracle Corp.
2.65%, 7/15/2026	60,000	58,192
4.50%, 5/6/2028	295,000	294,519
2.88%, 3/25/2031	502,000	447,825
6.50%, 4/15/2038	50,000	55,240
Roper Technologies, Inc. 1.40%, 9/15/2027	200,000	183,998
Workday, Inc. 3.50%, 4/1/2027	300,000	293,114
		1,454,637
Specialized REITs — 0.6%
American Tower Corp. 1.45%, 9/15/2026	1,678,000	1,583,332
Crown Castle, Inc. 4.45%, 2/15/2026	578,000	575,595
Equinix, Inc. 2.90%, 11/18/2026	605,000	584,647
Extra Space Storage LP
2.20%, 10/15/2030	1,010,000	872,082
2.35%, 3/15/2032	467,000	388,987
		4,004,643
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	565,000	470,888
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	195,000	198,896
3.60%, 9/1/2027	203,000	197,676
1.75%, 3/15/2031	200,000	166,314
		1,033,774

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.0% ^
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	84,000	82,883
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	832,000	698,297
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	816,000	752,993
		1,451,290
Trading Companies & Distributors — 0.1%
Air Lease Corp. 3.63%, 4/1/2027	757,000	732,575
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
4.95%, 3/15/2028	440,000	443,552
3.88%, 4/15/2030	1,184,000	1,131,232
		1,574,784
Total Corporate Bonds (Cost $183,809,964)		179,236,042
Mortgage-Backed Securities — 16.0%
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	11,496	11,551
Pool # C91802, 3.50%, 1/1/2035	1,670,031	1,604,130
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	83,103	83,849
Pool # A57681, 6.00%, 12/1/2036	534	558
Pool # G06493, 4.50%, 5/1/2041	352,871	349,412
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,000,000	901,318
Pool # U90690, 3.50%, 6/1/2042	353,447	328,402
FHLMC UMBS, 30 Year
Pool # ZM6956, 4.50%, 6/1/2048	710,522	692,579
Pool # QC3244, 3.00%, 6/1/2051	2,351,754	2,071,971
Pool # RA7937, 5.00%, 9/1/2052	3,360,184	3,307,361
Pool # SD8324, 5.50%, 5/1/2053	1,747,179	1,747,680
Pool # SD3518, 5.50%, 7/1/2053	1,822,338	1,823,956
Pool # SD3900, 5.50%, 8/1/2053	1,534,722	1,536,771
Pool # QI4131, 5.50%, 4/1/2054	2,386,690	2,388,290
Pool # SD5568, 5.50%, 5/1/2054	2,803,113	2,801,418
Pool # QJ5547, 5.50%, 9/1/2054	2,592,109	2,599,502
Pool # QJ7687, 5.50%, 11/1/2054	2,397,392	2,397,827
Pool # RJ2914, 5.50%, 11/1/2054	3,500,000	3,511,597
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	262,344	253,442
Pool # AP9584, 3.00%, 10/1/2032	1,174,974	1,121,789
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	106,783	110,095
Pool # 735503, 6.00%, 4/1/2035	30,818	31,823
Pool # 888460, 6.50%, 10/1/2036	203,566	213,700
Pool # 888890, 6.50%, 10/1/2037	4,458	4,671
Pool # 949320, 7.00%, 10/1/2037	18,782	19,445
Pool # 995149, 6.50%, 10/1/2038	10,482	10,824
Pool # 994410, 7.00%, 11/1/2038	116,197	120,300
Pool # AD9151, 5.00%, 8/1/2040	182,491	184,891
Pool # AE0681, 4.50%, 12/1/2040	417,243	412,643

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BM3500, 4.00%, 9/1/2047	692,041	668,056
Pool # BM3499, 4.00%, 12/1/2047	875,892	830,301
Pool # BE8354, 4.00%, 3/1/2048	408,637	387,195
Pool # CB1878, 3.00%, 10/1/2051	2,453,289	2,157,180
Pool # FM9776, 3.00%, 11/1/2051	2,147,289	1,885,730
Pool # FS7749, 3.00%, 2/1/2052	1,051,957	930,610
Pool # CB3378, 4.00%, 4/1/2052	1,814,812	1,700,516
Pool # FS6323, 3.50%, 5/1/2052	2,606,851	2,378,880
Pool # CB3629, 4.00%, 5/1/2052	4,342,536	4,069,514
Pool # FS9551, 5.50%, 9/1/2053	1,484,670	1,490,668
Pool # DA4015, 6.00%, 10/1/2053	595,318	603,040
Pool # FS6668, 5.50%, 12/1/2053	1,212,062	1,210,926
Pool # CB8151, 5.50%, 3/1/2054	2,367,233	2,366,358
Pool # DB2385, 5.50%, 6/1/2054	3,493,490	3,490,215
Pool # DB3630, 5.50%, 6/1/2054	2,966,052	2,970,255
Pool # BU5025, 5.50%, 9/1/2054	1,994,589	1,996,412
Pool # FS9262, 5.50%, 10/1/2054	1,961,120	1,961,097
Pool # DB1954, 5.00%, 11/1/2054	2,500,000	2,453,710
FNMA, Other
Pool # AN1247, 2.64%, 6/1/2026	1,576,000	1,527,388
Pool # AN6732, 2.83%, 5/1/2027	1,156,890	1,111,081
Pool # AN7338, 3.06%, 11/1/2027	931,243	895,185
Pool # AN7943, 3.10%, 1/1/2028	2,332,034	2,237,665
Pool # AN1161, 3.05%, 4/1/2028	918,708	877,122
Pool # BS8224, 4.10%, 5/1/2028	3,775,000	3,732,107
Pool # AN9486, 3.57%, 6/1/2028	3,637,992	3,508,816
Pool # AN2069, 2.35%, 8/1/2028	1,351,742	1,255,780
Pool # BL0907, 3.88%, 12/1/2028	700,000	679,969
Pool # BM4162, 3.12%, 10/1/2029 (g)	124,734	118,484
Pool # BL4333, 2.52%, 11/1/2029	1,112,610	1,019,220
Pool # BS8252, 4.36%, 4/1/2030	3,495,000	3,476,317
Pool # BM7037, 1.76%, 3/1/2032 (g)	998,390	830,604
Pool # BS5117, 2.58%, 3/1/2032	2,393,690	2,108,091
Pool # BS8503, 4.62%, 5/1/2033	1,000,000	1,001,845
Pool # BS2933, 1.82%, 9/1/2033	3,400,000	2,723,507
Pool # MA1125, 4.00%, 7/1/2042	457,351	438,102
Pool # MA1437, 3.50%, 5/1/2043	651,523	604,562
Pool # MA1463, 3.50%, 6/1/2043	632,911	587,289
Pool # BF0669, 4.00%, 6/1/2052	1,854,443	1,751,710
Pool # BF0230, 5.50%, 1/1/2058	2,898,081	2,986,082
Pool # BM7238, 3.00%, 4/1/2059	2,167,577	1,868,534
Pool # BM6734, 4.00%, 8/1/2059	3,334,550	3,136,427
Pool # BF0497, 3.00%, 7/1/2060	1,624,291	1,390,410
Pool # BF0546, 2.50%, 7/1/2061	776,245	635,515
Pool # BF0617, 2.50%, 3/1/2062	1,973,837	1,615,978
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	54,774	58,219
Pool # BA7567, 4.50%, 5/20/2048	624,107	600,877
Pool # BI0416, 4.50%, 11/20/2048	72,277	70,274
Pool # BM9692, 4.50%, 7/20/2049	234,105	226,694
Total Mortgage-Backed Securities (Cost $109,841,440)		107,266,312

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 9.8%
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	239,107	237,546
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	342,243	318,980
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	1,966,000	1,862,627
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	68,532	64,710
Series 2021-1, Class B, 3.95%, 7/11/2030	912,660	848,653
American Credit Acceptance Receivables Trust Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	799,000	801,202
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class B, 0.69%, 1/19/2027	150,414	149,834
Series 2024-1, Class B, 5.38%, 6/18/2029	1,020,000	1,034,553
AMSR Trust
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (b)	1,645,588	1,600,075
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	264,878	257,586
Amur Equipment Finance Receivables LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (b)	261,471	259,276
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	710,000	701,030
Series 2024-2A, Class A, 5.13%, 10/20/2028 (b)	467,000	468,023
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	730,092	711,914
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	844,083	834,550
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	241,000	245,626
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	275,799	273,057
Series 2023-N1, Class A, 6.36%, 4/12/2027 (b)	171,773	172,200
Series 2022-P3, Class A3, 4.61%, 11/10/2027	173,340	173,007
Series 2021-P4, Class A4, 1.64%, 12/10/2027	2,700,000	2,602,217
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	34,170	33,683
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (g)	408,549	407,917
CPS Auto Receivables Trust
Series 2023-A, Class C, 5.54%, 4/16/2029 (b)	651,000	653,086
Series 2022-C, Class B, 4.88%, 4/15/2030 (b)	467,602	467,602
Series 2024-D, Class C, 4.76%, 1/15/2031 (b)	235,000	233,039
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	2,100,000	2,152,600
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	797,000	808,205
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	1,000,000	1,017,065
Series 2024-3A, Class A, 4.68%, 9/15/2034 (b)	1,066,000	1,055,510
Drive Auto Receivables Trust
Series 2024-2, Class A3, 4.50%, 9/15/2028	345,000	343,652
Series 2024-2, Class C, 4.67%, 5/17/2032	376,000	373,395
DT Auto Owner Trust
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	760,000	735,620
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	1,798,000	1,805,249
Series 2023-2A, Class B, 5.41%, 2/15/2029 (b)	756,000	757,730
Exeter Automobile Receivables Trust
Series 2022-5A, Class B, 5.97%, 3/15/2027	361,630	361,859
Series 2023-5A, Class A3, 6.32%, 3/15/2027	414,310	415,566
Series 2022-4A, Class C, 4.92%, 12/15/2028	938,240	938,228
Series 2023-1A, Class D, 6.69%, 6/15/2029	243,000	247,145
Series 2024-3A, Class C, 5.70%, 7/16/2029	284,000	288,232
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	315,062	318,894

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (b)	990,798	962,492
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	600,000	566,663
Series 2021-SFR2, Class D, 2.06%, 9/17/2038 (b)	2,900,000	2,729,730
Flagship Credit Auto Trust
Series 2022-1, Class A, 1.79%, 10/15/2026 (b)	59,960	59,876
Series 2023-1, Class A2, 5.38%, 12/15/2026 (b)	21,044	21,052
Series 2023-2, Class A2, 5.76%, 4/15/2027 (b)	333,843	334,364
Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	1,800,000	1,809,034
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	2,118,000	1,986,738
GLS Auto Receivables Issuer Trust Series 2021-3A, Class C, 1.11%, 9/15/2026 (b)	82,093	81,859
GM Financial Automobile Leasing Trust Series 2024-2, Class A3, 5.39%, 7/20/2027	480,000	485,224
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	99,576	89,388
Hertz Vehicle Financing LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (b)	922,000	912,313
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (b)	1,146,579	1,117,976
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (b)	1,063,000	1,066,817
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (b)	177,000	177,218
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (b)	109,720	109,946
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	435,622	408,416
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (b)	82,947	78,527
Series 2024-1A, Class A, 5.32%, 2/20/2043 (b)	714,715	721,486
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	2,334,000	2,357,554
Prestige Auto Receivables Trust Series 2024-2A, Class B, 4.56%, 2/15/2029 (b)	88,000	87,464
PRET LLC Series 2021-NPL6, Class A1, 5.49%, 7/25/2051 (b) (e)	296,802	295,447
Progress Residential Trust
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (b)	350,000	337,253
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	1,144,000	1,076,915
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (b)	1,983,159	1,799,607
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (b)	1,252,224	1,223,026
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (b)	1,048,000	946,059
PRPM LLC Series 2021-10, Class A1, 5.49%, 10/25/2026 (b) (e)	482,423	481,956
Santander Drive Auto Receivables Trust
Series 2022-5, Class B, 4.43%, 3/15/2027	293,865	293,628
Series 2023-1, Class B, 4.98%, 2/15/2028	440,000	440,164
Series 2024-4, Class B, 4.93%, 9/17/2029	583,000	585,954
Series 2023-5, Class B, 6.16%, 12/17/2029	740,000	757,729
Series 2024-2, Class C, 5.84%, 6/17/2030	298,000	305,053
Series 2024-3, Class C, 5.64%, 8/15/2030	1,108,000	1,129,568
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (b)	1,658,487	1,677,608
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	263,000	268,373
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (b)	48,923	48,578
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	137,465	126,425
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (b)	313,000	314,499
Toyota Auto Receivables Owner Trust Series 2021-C, Class A4, 0.72%, 1/15/2027	800,000	779,570
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	670,369	634,452
Series 2016-2, Class AA, 2.88%, 10/7/2028	685,669	641,867
Series 2018-1, Class AA, 3.50%, 3/1/2030	448,709	423,539
Series 2018-1, Class A, 3.70%, 3/1/2030	750,452	680,411
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	80,022	79,302
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	465,000	470,007

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (b) (e)	233,775	232,604
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (b) (e)	395,299	394,604
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (b) (e)	588,315	584,755
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (b) (e)	260,220	259,696
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (b) (e)	406,486	405,355
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (b) (e)	252,536	252,394
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (b) (e)	372,847	372,432
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (b) (e)	569,854	569,793
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 8/20/2036 (b)	404,663	395,454
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	839,091	843,942
Westlake Automobile Receivables Trust
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (b)	421,475	421,718
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	806,000	792,963
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (b)	434,530	434,868
Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	180,000	181,432
World Omni Auto Receivables Trust
Series 2021-C, Class A3, 0.44%, 8/17/2026	119,454	118,467
Series 2023-D, Class A3, 5.79%, 2/15/2029	275,000	279,871
Total Asset-Backed Securities (Cost $66,411,966)		65,552,418
Collateralized Mortgage Obligations — 5.6%
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	414	207
Citigroup Mortgage Loan Trust Series 2004-HYB4, Class WA, 6.70%, 12/25/2034 (g)	4,499	4,422
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4, 5.25%, 9/25/2033	3,513	3,402
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,237,949	1,147,305
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,238,077	1,145,510
Series 2017-4, Class MT, 3.50%, 6/25/2057	323,701	290,738
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,286,274	1,206,760
Series 2019-3, Class M55D, 4.00%, 10/25/2058	291,282	272,791
Series 2020-1, Class M55G, 3.00%, 8/25/2059	2,968,032	2,667,707
FHLMC, REMIC
Series 2989, Class TG, 5.00%, 6/15/2025	3,366	3,358
Series 2988, Class TY, 5.50%, 6/15/2025	517	516
Series 3816, Class HA, 3.50%, 11/15/2025	127,446	126,568
Series 3087, Class KX, 5.50%, 12/15/2025	2,732	2,728
Series 3787, Class AY, 3.50%, 1/15/2026	57,727	57,202
Series 3794, Class LB, 3.50%, 1/15/2026	40,663	40,279
Series 3102, Class CE, 5.50%, 1/15/2026	20,478	20,448
Series 3123, Class HT, 5.00%, 3/15/2026	3,626	3,617
Series 3121, Class JD, 5.50%, 3/15/2026	2,059	2,054
Series 3150, Class EQ, 5.00%, 5/15/2026	9,399	9,371
Series 3898, Class KH, 3.50%, 6/15/2026	66,726	66,054
Series 3885, Class AC, 4.00%, 6/15/2026	648	646
Series 3911, Class B, 3.50%, 8/15/2026	84,185	83,215
Series 3959, Class PB, 3.00%, 11/15/2026	594,900	585,739
Series 3337, Class MD, 5.50%, 6/15/2027	8,270	8,285
Series 2110, Class PG, 6.00%, 1/15/2029	24,817	25,109
Series 3563, Class LB, 4.00%, 8/15/2029	3,960	3,902
Series 3653, Class B, 4.50%, 4/15/2030	40,459	40,367
Series 3824, Class EY, 3.50%, 3/15/2031	112,613	109,961
Series 2525, Class AM, 4.50%, 4/15/2032	249,494	247,929

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2441, Class GF, 6.50%, 4/15/2032	8,164	8,480
Series 2436, Class MC, 7.00%, 4/15/2032	3,623	3,695
Series 2760, Class KT, 4.50%, 9/15/2032	29,477	29,244
Series 2505, Class D, 5.50%, 9/15/2032	35,308	35,970
Series 2544, Class KE, 5.50%, 12/15/2032	23,885	24,377
Series 2557, Class HL, 5.30%, 1/15/2033	58,944	58,904
Series 2575, Class PE, 5.50%, 2/15/2033	18,816	19,227
Series 2586, Class WG, 4.00%, 3/15/2033	71,831	70,318
Series 2596, Class QD, 4.00%, 3/15/2033	65,334	62,958
Series 2621, Class QH, 5.00%, 5/15/2033	76,759	77,592
Series 2624, Class QH, 5.00%, 6/15/2033	91,164	92,164
Series 2648, Class BK, 5.00%, 7/15/2033	8,156	8,257
Series 4238, Class UY, 3.00%, 8/15/2033	1,779,510	1,697,119
Series 2673, Class PE, 5.50%, 9/15/2033	142,782	145,974
Series 2696, Class DG, 5.50%, 10/15/2033	132,363	135,949
Series 2725, Class TA, 4.50%, 12/15/2033	249,986	248,489
Series 2733, Class ME, 5.00%, 1/15/2034	125,568	127,010
Series 2768, Class PK, 5.00%, 3/15/2034	135,191	137,112
Series 2934, Class KG, 5.00%, 2/15/2035	100,431	101,868
Series 3077, Class TO, PO, 4/15/2035	227	227
Series 2960, Class JH, 5.50%, 4/15/2035	275,653	282,752
Series 3082, Class PW, 5.50%, 12/15/2035	20,716	21,279
Series 3084, Class BH, 5.50%, 12/15/2035	413,266	427,893
Series 3098, Class KG, 5.50%, 1/15/2036	457,262	473,737
Series 3136, Class CO, PO, 4/15/2036	6,493	5,623
Series 3145, Class AJ, 5.50%, 4/15/2036	17,230	17,861
Series 3819, Class ZQ, 6.00%, 4/15/2036	298,472	312,575
Series 3200, PO, 8/15/2036	34,083	28,726
Series 3270, Class AT, 5.50%, 1/15/2037	11,234	11,542
Series 3272, Class PA, 6.00%, 2/15/2037	3,093	3,253
Series 3348, Class HT, 6.00%, 7/15/2037	29,355	30,673
Series 3501, Class A, 4.50%, 1/15/2039	84,284	81,602
Series 3508, Class PK, 4.00%, 2/15/2039	1,587	1,508
Series 3513, Class A, 4.50%, 2/15/2039	7,089	6,949
Series 3653, Class HJ, 5.00%, 4/15/2040	312,122	317,120
Series 3677, Class KB, 4.50%, 5/15/2040	570,138	566,439
Series 3677, Class PB, 4.50%, 5/15/2040	273,177	271,571
Series 3715, Class PC, 4.50%, 8/15/2040	96,096	95,403
Series 3955, Class HB, 3.00%, 12/15/2040	37,926	37,306
Series 3828, Class PU, 4.50%, 3/15/2041	37,065	36,249
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (g)	115,480	116,001
Series 3956, Class EB, 3.25%, 11/15/2041	632,504	582,285
Series 3963, Class JB, 4.50%, 11/15/2041	912,943	905,324
Series 4026, Class MQ, 4.00%, 4/15/2042	34,938	33,877
Series 4616, Class HP, 3.00%, 9/15/2046	854,143	764,888
Series 3688, Class GT, 7.53%, 11/15/2046 (g)	14,268	15,150
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	377,932	353,957
FNMA, REMIC
Series 2010-49, Class KB, 4.00%, 5/25/2025	3,227	3,212
Series 1997-57, Class PN, 5.00%, 9/18/2027	20,614	20,428
Series 2009-39, Class LB, 4.50%, 6/25/2029	31,157	30,863
Series 2009-96, Class DB, 4.00%, 11/25/2029	31,681	31,340
Series 2010-28, Class DE, 5.00%, 4/25/2030	97,119	97,778

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2001-63, Class TC, 6.00%, 12/25/2031	23,125	23,770
Series 2001-81, Class HE, 6.50%, 1/25/2032	58,625	60,778
Series 2002-75, Class GB, 5.50%, 11/25/2032	21,169	20,975
Series 2011-39, Class ZA, 6.00%, 11/25/2032	253,795	261,875
Series 2002-85, Class PE, 5.50%, 12/25/2032	20,085	20,474
Series 2003-21, Class OU, 5.50%, 3/25/2033	16,324	16,731
Series 2003-26, Class EB, 3.50%, 4/25/2033	414,257	401,604
Series 2003-23, Class CH, 5.00%, 4/25/2033	16,202	16,352
Series 2003-63, Class YB, 5.00%, 7/25/2033	54,634	54,954
Series 2003-69, Class N, 5.00%, 7/25/2033	101,618	101,915
Series 2003-80, Class QG, 5.00%, 8/25/2033	128,407	129,220
Series 2003-85, Class QD, 5.50%, 9/25/2033	58,009	59,209
Series 2003-94, Class CE, 5.00%, 10/25/2033	4,441	4,407
Series 2005-5, Class CK, 5.00%, 1/25/2035	68,485	67,489
Series 2005-29, Class WC, 4.75%, 4/25/2035	118,028	116,045
Series 2005-48, Class TD, 5.50%, 6/25/2035	140,858	145,456
Series 2005-53, Class MJ, 5.50%, 6/25/2035	137,250	141,577
Series 2005-58, Class EP, 5.50%, 7/25/2035	7,474	7,613
Series 2005-68, Class BE, 5.25%, 8/25/2035	128,290	129,577
Series 2005-68, Class PG, 5.50%, 8/25/2035	49,136	49,881
Series 2005-102, Class PG, 5.00%, 11/25/2035	186,945	189,028
Series 2005-110, Class GL, 5.50%, 12/25/2035	239,657	247,843
Series 2006-49, Class PA, 6.00%, 6/25/2036	26,119	27,190
Series 2009-19, Class PW, 4.50%, 10/25/2036	147,331	146,122
Series 2006-114, Class HE, 5.50%, 12/25/2036	182,782	187,034
Series 2007-33, Class HE, 5.50%, 4/25/2037	13,736	14,250
Series 2007-65, Class KI, IF, IO, 1.77%, 7/25/2037 (g)	3,314	333
Series 2007-71, Class KP, 5.50%, 7/25/2037	9,806	9,641
Series 2007-71, Class GB, 6.00%, 7/25/2037	108,067	113,421
Series 2009-86, Class OT, PO, 10/25/2037	19,097	15,979
Series 2008-72, Class BX, 5.50%, 8/25/2038	8,994	9,203
Series 2008-74, Class B, 5.50%, 9/25/2038	4,383	4,517
Series 2009-37, Class KI, IF, IO, 1.15%, 6/25/2039 (g)	2,606	157
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	6,210	1,080
Series 2009-92, Class AD, 6.00%, 11/25/2039	131,147	131,411
Series 2009-112, Class ST, IF, IO, 1.40%, 1/25/2040 (g)	43,220	4,179
Series 2010-22, Class PE, 5.00%, 3/25/2040	935,912	949,632
Series 2010-35, Class SB, IF, IO, 1.57%, 4/25/2040 (g)	18,167	1,201
Series 2010-37, Class CY, 5.00%, 4/25/2040	549,914	555,989
Series 2010-54, Class EA, 4.50%, 6/25/2040	13,665	13,540
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,970	1,974
Series 2010-71, Class HJ, 5.50%, 7/25/2040	61,735	63,818
Series 2010-123, Class BP, 4.50%, 11/25/2040	1,367,343	1,356,107
Series 2011-41, Class KL, 4.00%, 5/25/2041	802,060	773,869
Series 2011-50, Class LP, 4.00%, 6/25/2041	318,303	302,038
Series 2012-137, Class CF, 5.15%, 8/25/2041 (g)	49,735	49,614
Series 2012-103, Class DA, 3.50%, 10/25/2041	4,956	4,917
Series 2012-14, Class DE, 3.50%, 3/25/2042	517,049	482,846
Series 2012-139, Class JA, 3.50%, 12/25/2042	252,207	237,034
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,166,443
Series 2019-65, Class PA, 2.50%, 5/25/2048	179,773	161,547
Series 2009-96, Class CB, 4.00%, 11/25/2049	12,950	11,968
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,152,283	2,049,630

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FNMA, STRIPS Series 314, Class 1, PO, 7/25/2031	17,811	15,555
GNMA
Series 2003-29, Class PD, 5.50%, 4/16/2033	115,400	115,147
Series 2003-65, Class AP, 5.50%, 8/20/2033	39,041	39,277
Series 2003-77, Class TK, 5.00%, 9/16/2033	160,351	159,936
Series 2004-16, Class GC, 5.50%, 2/20/2034	418,608	423,457
Series 2004-54, Class BG, 5.50%, 7/20/2034	8,928	9,053
Series 2004-93, Class PD, 5.00%, 11/16/2034	242,900	242,020
Series 2004-101, Class BE, 5.00%, 11/20/2034	212,411	211,899
Series 2005-11, Class PL, 5.00%, 2/20/2035	102,112	102,084
Series 2005-26, Class XY, 5.50%, 3/20/2035	385,510	391,250
Series 2005-33, Class AY, 5.50%, 4/16/2035	95,708	96,249
Series 2005-49, Class B, 5.50%, 6/20/2035	33,834	34,380
Series 2005-51, Class DC, 5.00%, 7/20/2035	81,034	81,365
Series 2005-56, Class BD, 5.00%, 7/20/2035	12,507	12,544
Series 2006-7, Class ND, 5.50%, 8/20/2035	12,483	12,677
Series 2007-37, Class LB, 5.50%, 6/16/2037	98,875	100,723
Series 2007-79, Class BL, 5.75%, 8/20/2037	74,395	74,805
Series 2009-106, Class ST, IF, IO, 1.28%, 2/20/2038 (g)	68,230	2,557
Series 2008-7, Class PQ, 5.00%, 2/20/2038	219,006	218,100
Series 2008-9, Class PW, 5.25%, 2/20/2038	231,277	232,503
Series 2008-23, Class YA, 5.25%, 3/20/2038	53,570	53,946
Series 2008-35, Class NF, 5.00%, 4/20/2038	54,360	54,055
Series 2008-34, Class PG, 5.25%, 4/20/2038	62,929	63,165
Series 2008-33, Class PB, 5.50%, 4/20/2038	185,220	187,684
Series 2008-38, Class BG, 5.00%, 5/16/2038	296,853	296,923
Series 2008-43, Class NB, 5.50%, 5/20/2038	92,950	93,479
Series 2008-56, Class PX, 5.50%, 6/20/2038	182,076	180,925
Series 2008-58, Class PE, 5.50%, 7/16/2038	468,504	476,538
Series 2008-62, Class SA, IF, IO, 1.43%, 7/20/2038 (g)	1,306	3
Series 2008-76, Class US, IF, IO, 1.18%, 9/20/2038 (g)	40,524	1,294
Series 2011-97, Class WA, 6.09%, 11/20/2038 (g)	338,505	347,908
Series 2008-95, Class DS, IF, IO, 2.58%, 12/20/2038 (g)	37,688	966
Series 2009-14, Class AG, 4.50%, 3/20/2039	65,237	64,151
Series 2009-72, Class SM, IF, IO, 1.53%, 8/16/2039 (g)	85,215	5,983
Series 2009-61, Class AP, 4.00%, 8/20/2039	6,418	6,242
Series 2010-130, Class BD, 4.00%, 12/20/2039	217,159	212,491
Series 2010-157, Class OP, PO, 12/20/2040	64,238	54,260
Series 2014-H11, Class VA, 5.47%, 6/20/2064 (g)	745,262	744,226
Series 2015-H20, Class FA, 5.44%, 8/20/2065 (g)	998,246	996,858
Series 2015-H26, Class FG, 5.49%, 10/20/2065 (g)	681,112	678,739
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	33,003	32,802
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 7.13%, 11/25/2033 (g)	44,132	42,998
Series 2007-A1, Class 5A5, 6.10%, 7/25/2035 (g)	13,760	13,931
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.90%, 4/21/2034 (g)	25,089	24,384
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 5.34%, 10/25/2028 (g)	18,888	17,845
Series 2004-B, Class A1, 5.20%, 5/25/2029 (g)	27,299	26,468
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64%, 4/25/2034 (g)	14,535	13,905
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7,082	7,395
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	335,742	322,692
Sequoia Mortgage Trust Series 2004-11, Class A1, 5.32%, 12/20/2034 (g)	75,112	68,026

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 5.42%, 1/19/2034 (g)	60,450	57,263
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 5.77%, 12/25/2044 (g)	76,144	72,745
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	212,818	212,331
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 6.73%, 10/25/2033 (g)	50,154	47,472
Total Collateralized Mortgage Obligations (Cost $40,074,264)		37,415,419
Commercial Mortgage-Backed Securities — 5.5%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (b) (g)	610,367	565,790
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	1,500,000	1,429,961
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (g)	2,000,000	1,984,709
Series KLU2, Class A7, 2.23%, 9/25/2025 (g)	334,333	327,315
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	2,967,707
Series K072, Class A2, 3.44%, 12/25/2027	473,000	459,340
Series K083, Class A2, 4.05%, 9/25/2028 (g)	594,000	585,384
Series KJ44, Class A2, 4.61%, 2/25/2033	1,900,000	1,895,726
Series K145, Class AM, 2.58%, 6/25/2055	880,000	768,262
FNMA ACES
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	905,124	878,615
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	1,138,219	1,100,778
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (g)	2,468,930	2,387,834
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (g)	317,753	304,785
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (g)	3,010,544	2,884,059
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (g)	1,725,854	1,651,804
Series 2018-M9, Class APT2, 3.21%, 4/25/2028 (g)	2,351,207	2,252,116
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (g)	377,149	366,050
Series 2017-M5, Class A2, 3.09%, 4/25/2029 (g)	1,988,336	1,878,198
Series 2018-M3, Class A2, 3.16%, 2/25/2030 (g)	1,069,135	1,004,052
Series 2020-M50, Class A2, 1.20%, 10/25/2030	361,405	334,516
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (g)	5,438,852	267,813
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (g)	1,517,000	1,258,532
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (g)	5,000,000	4,168,021
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	5,843	5,767
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (g)	318,978	22,359
FREMF Mortgage Trust Series 2015-K44, Class B, 3.84%, 1/25/2048 (b) (g)	1,500,000	1,492,756
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (b)	1,958,000	1,504,293
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	300,000	261,000
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	1,770,000	1,516,959
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	27,444	27,169
Total Commercial Mortgage-Backed Securities (Cost $38,592,420)		36,551,670
Foreign Government Securities — 0.2%
Republic of Colombia 7.38%, 9/18/2037	300,000	293,550
United Mexican States
4.13%, 1/21/2026	332,000	329,199
2.66%, 5/24/2031	1,200,000	1,000,500
Total Foreign Government Securities (Cost $1,825,943)		1,623,249

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.69% (h) (i) (Cost $14,255,070)	14,251,690	14,257,391
Total Investments — 99.5% (Cost $678,605,374)		666,002,819
Other Assets in Excess of Liabilities — 0.5%		3,022,698
NET ASSETS — 100.0%		669,025,517

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2024 is $1,535,751 or 0.23% of the Fund’s
net assets as of November 30, 2024.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	784	03/20/2025	USD	87,195,500	1,119,400
U.S. Treasury 10 Year Ultra Note	432	03/20/2025	USD	49,612,500	669,427
U.S. Treasury 5 Year Note	1,070	03/31/2025	USD	115,167,109	877,390
					2,666,217
Short Contracts
U.S. Treasury Long Bond	(51)	03/20/2025	USD	(6,097,688)	(158,407)
U.S. Treasury Ultra Bond	(118)	03/20/2025	USD	(15,026,563)	(550,283)
U.S. Treasury 2 Year Note	(510)	03/31/2025	USD	(105,123,750)	(248,182)
					(956,872)
					1,709,345

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of November 30, 2024:

FLOATING RATE INDEX(a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.22% at termination	Receive	8/16/2029	USD5,772,000	(13,934)	69,980	56,046
CPI-U at termination	2.23% at termination	Receive	8/22/2029	USD34,530,000	—	329,955	329,955
CPI-U at termination	2.26% at termination	Receive	9/10/2034	USD1,538,000	—	24,366	24,366
CPI-U at termination	2.28% at termination	Receive	9/9/2034	USD15,144,000	(21,238)	231,351	210,113
CPI-U at termination	2.30% at termination	Receive	10/9/2025	USD33,885,000	(61,517)	126,011	64,494
CPI-U at termination	2.31% at termination	Receive	8/7/2034	USD58,392,000	(17,084)	624,856	607,772
CPI-U at termination	2.31% at termination	Receive	8/7/2034	USD21,835,000	23,837	210,931	234,768
CPI-U at termination	2.34% at termination	Receive	11/5/2025	USD25,237,000	—	55,772	55,772
CPI-U at termination	2.37% at termination	Receive	7/30/2029	USD5,750,000	10,440	539	10,979
CPI-U at termination	2.38% at termination	Receive	8/1/2029	USD106,321,000	303,741	(148,414)	155,327
CPI-U at termination	2.41% at termination	Receive	10/2/2034	USD7,474,000	—	25,427	25,427
CPI-U at termination	2.45% at termination	Receive	12/3/2034	USD8,489,000	—	—	—
CPI-U at termination	2.47% at termination	Receive	11/5/2026	USD46,955,000	—	94,334	94,334
CPI-U at termination	2.49% at termination	Receive	11/4/2027	USD62,022,000	(38,978)	60,082	21,104
					185,267	1,705,190	1,890,457
CPI-U at termination	2.44% at termination	Receive	7/1/2029	USD11,127,000	22,623	(47,216)	(24,593)
CPI-U at termination	2.49% at termination	Receive	10/28/2034	USD22,232,000	(5,942)	(67,397)	(73,339)
CPI-U at termination	2.50% at termination	Receive	11/5/2027	USD43,501,000	—	(3,333)	(3,333)
CPI-U at termination	2.50% at termination	Receive	11/7/2034	USD1,989,000	—	(7,777)	(7,777)
CPI-U at termination	2.51% at termination	Receive	11/4/2029	USD19,921,000	—	(41,867)	(41,867)
CPI-U at termination	2.52% at termination	Receive	11/5/2028	USD29,787,000	—	(55,679)	(55,679)
CPI-U at termination	2.56% at termination	Receive	7/3/2029	USD4,000,000	—	(30,346)	(30,346)
CPI-U at termination	2.61% at termination	Receive	6/4/2034	USD3,179,000	—	(55,313)	(55,313)
CPI-U at termination	2.62% at termination	Receive	5/2/2034	USD6,169,000	—	(101,364)	(101,364)
					16,681	(410,292)	(393,611)
					201,948	1,294,898	1,496,846

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2024 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.15%
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2024:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.43-V1	1.00	Quarterly	12/20/2029	0.48	USD 91,490,000	(1,995,367)	(366,220)	(2,361,587)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of November 30, 2024:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	3.88 annually	Receive	8/15/2034	USD21,469,000	4,337	(346,057)	(341,720)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2024 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	4.59%

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$63,916,566	$1,635,852	$65,552,418
Collateralized Mortgage Obligations	—	37,415,212	207	37,415,419
Commercial Mortgage-Backed Securities	—	36,551,670	—	36,551,670
Corporate Bonds	—	179,236,042	—	179,236,042
Foreign Government Securities	—	1,623,249	—	1,623,249
Mortgage-Backed Securities	—	107,266,312	—	107,266,312
U.S. Treasury Obligations	—	224,100,318	—	224,100,318
Short-Term Investments
Investment Companies	14,257,391	—	—	14,257,391
Total Investments in Securities	$14,257,391	$650,109,369	$1,636,059	$666,002,819
Appreciation in Other Financial Instruments
Futures Contracts	$2,666,217	$—	$—	$2,666,217
Swaps	—	1,853,604	—	1,853,604
Depreciation in Other Financial Instruments
Futures Contracts	(956,872)	—	—	(956,872)
Swaps	—	(1,270,983)	—	(1,270,983)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,709,345	$582,621	$—	$2,291,966
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.69% (a) (b)	$100,751,178	$105,478,666	$191,959,332	$(15,417)	$2,296	$14,257,391	14,251,690	$1,295,504	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.